Financial instruments (Tables)	3 Months Ended
Mar. 31, 2018
Financial instruments
Summary of financial instruments

	Carrying amount					Fair Value
				Other	Total
	FVTPL	FVOCI	At amortized cost	financial	carrying
3/31/2018				liabilities	amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Non-current assets
Derivative financial instruments	1,293	--	--	--	1,293	--	1,293	--	1,293
Equity securities	--	5	--	--	5	--	--	5	5

Current assets
Bond funds	--	17,688	--	—	17,688	17,688	—	—	17,688

Financial assets not measured at fair value
Current assets
Cash and cash equivalents	--	--	3,140	--	3,140	3,140	--		3,140
Trade and other receivables	--	--	4,802	--	4,802	--	--	--	--

Financial liabilities not measured at fair value
Non-current liabilities
Long-term debt	--	--	--	16,271	16,271	--	15,199	--	15,199
Finance lease obligation	--	--	--	94	94	--	89	--	89

Current liabilities
Bank overdraft	--	--	--	—	—	—	—	—	—
Long-term debt	--	--	--	800	800	—	788	—	788
Finance lease obligation	--	--	--	254	254	—	255	—	255
Trade payables	--	--	--	2,841	2,841	—	—	—	—

12/31/2017	A financial asset or financial liability at fair value through profit or loss	Held-to-maturity investments	Available‑for‑sale investments	Loans and receivables	Financial liabilities measured at amortized cost	Fair Value	Level
Assets

Non-current assets
Equity securities	--	--	5	--	--	5	Level 3
Derivative financial instruments	352	--	--	--	--	352	Level 2
Current assets
Bond funds	--	--	14,044	--	--	14,044	Level 1
Cash and cash equivalents	--	--	--	7,569	--	7,569	Level 1

Liabilities

Non-current liabilities
Long-term debt	--	--	--	--	16,242	15,119	Level 2
Finance lease obligation	--	--	--	--	171	163	Level 2
Current liabilities
Bank overdraft	--	--	--	--	58	58
Long-term debt	--	--	--	--	796	787	Level 2
Finance lease obligation	--	--	--	--	308	310	Level 2